EQUITY IN JOINT VENTURES (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]
INVESTMENTS IN JOINT VENTURES

Assets acquired through the TexStar Rich Gas System Transaction include equity interests in three joint ventures. During 2012, a subsidiary of TexStar and a company subsequently acquired by Atlas Pipeline Partners, L.P. (“Atlas”) formed T2 Eagle Ford Gathering Company LLC (“T2 Eagle Ford”), T2 LaSalle Gathering Company LLC (“T2 LaSalle”) and T2 EF Cogeneration Holdings LLC (“T2 Cogen”, and collectively “T2 Rich Gas System”) to construct and operate a pipeline and cogeneration facility located in South Texas. During 2015, Atlas was acquired by Targa Pipeline Partners LP, which is now our joint venture partner. The Partnership indirectly has a 50% interest in T2 Eagle Ford, a 50% interest in T2 Cogen and a 25% interest in T2 LaSalle. The joint ventures’ summarized financial data from their statements of operations for the three months ended March 31, 2015 is as follows (in thousands):

	Three Months Ended March 31, 2015
	T2 Eagle Ford	T2 Cogen	T2 LaSalle
Revenue	$921	$1,662	$379
Net loss	(4,997)	(1,361)	(1,520)

The Partnership’s equity in losses of joint venture investments is comprised of the following for the three months ended March 31, 2015 (in thousands):

Three Months Ended
March 31, 2015
T2 Eagle Ford	$(2,491)
T2 Cogen	(681)
T2 LaSalle	(380)
Equity in losses of joint venture investments	$(3,552)
The Partnership’s investments in joint ventures is comprised of the following as of March 31, 2015 (in thousands):

March 31, 2015
T2 Eagle Ford	$107,237
T2 Cogen	19,444
T2 LaSalle	18,994
Investments in joint ventures	$145,675

INVESTMENTS IN JOINT VENTURES

Assets acquired through the TexStar Rich Gas System Transaction include equity interests in three joint ventures. During 2012, a subsidiary of TexStar and a company subsequently acquired by Atlas Pipeline Partners, L.P. formed T2 Eagle Ford Gathering Company LLC (“T2 Eagle Ford”), T2 LaSalle Gathering Company LLC (“T2 LaSalle”) and T2 EF Cogeneration Holdings LLC (“T2 Cogen”) to construct and operate a pipeline and cogeneration facility located in South Texas. The Partnership indirectly has a 50% interest in T2 Eagle Ford, a 50% interest in T2 Cogen and a 25% interest in T2 LaSalle. The joint ventures’ summarized financial data from their statements of operations since we obtained our equity interests in the joint ventures on August 4, 2014 is as follows (in thousands):

	Year Ended December 31, 2014
	T2 Eagle Ford	T2 Cogen	T2 LaSalle
Revenue	$3,537	$2,517	$1,163
Net loss	(6,277)	(4,281)	(1,876)

The Partnership’s equity in losses of joint venture investments is comprised of the following for the year ended December 31, 2014 (in thousands):

Year Ended
December 31, 2014
T2 Eagle Ford	$(3,656)
T2 Cogen	(2,141)
T2 LaSalle	(699)
Equity in losses of joint venture investments	$(6,496)
The Partnership’s investments in joint ventures is comprised of the following as of December 31, 2014 (in thousands):

December 31, 2014
T2 Eagle Ford	$108,185
T2 Cogen	19,615
T2 LaSalle	19,298
Investments in joint ventures	$147,098
The joint ventures’ summarized financial data from their balance sheets as of December 31, 2014 is as follows (in thousands):

	Year Ended December 31, 2014
	T2 Cogen	T2 Eagle Ford	T2 LaSalle
Current assets	$8,923	$4,173	$904
Property, plant and equipment, net	38,851	216,863	77,189
Total assets	47,774	221,036	78,093
Total liabilities	8,547	3,915	904
Total equity	39,227	217,121	77,189
Total liabilities and equity	$47,774	$221,036	$78,093
The joint ventures’ summarized financial data from their statements of operations since we obtained our equity interests in the joint ventures on August 4, 2014 is as follows (in thousands):

	Year Ended December 31, 2014
	T2 Eagle Ford	T2 Cogen	T2 LaSalle
Revenue	$3,537	$2,517	$1,163
Net loss	(6,277)	(4,281)	(1,876)

The Partnership’s equity in losses of joint venture investments is comprised of the following for the year ended December 31, 2014 (in thousands):

Year Ended
December 31, 2014
T2 Eagle Ford	$(3,656)
T2 Cogen	(2,141)
T2 LaSalle	(699)
Equity in losses of joint venture investments	$(6,496)
The Partnership’s investments in joint ventures is comprised of the following as of December 31, 2014 (in thousands):

December 31, 2014
T2 Eagle Ford	$108,185
T2 Cogen	19,615
T2 LaSalle	19,298
Investments in joint ventures	$147,098
The joint ventures’ summarized financial data from their balance sheets as of December 31, 2014 is as follows (in thousands):

	Year Ended December 31, 2014
	T2 Cogen	T2 Eagle Ford	T2 LaSalle
Current assets	$8,923	$4,173	$904
Property, plant and equipment, net	38,851	216,863	77,189
Total assets	47,774	221,036	78,093
Total liabilities	8,547	3,915	904
Total equity	39,227	217,121	77,189
Total liabilities and equity	$47,774	$221,036	$78,093